Chase Vista Equity Funds
                         Supplement Dated May 26, 2000
                             Class A, B, C Shares
                      Prospectus Dated February 28, 2000


BALANCED FUND
(The following will be inserted before the first paragraph in the "Fund's main investment strategy" section on page 1)

The Fund seeks a balance of current income and growth by using an active equity management style that focuses on strong earnings momentum and profitability within a universe of growth oriented stocks and an active fixed income management style focused primarily on domestic fixed income securities.

(The following will replace third sentence in the first paragraph in the "Fund's main investment strategy" section on page 1)

Most of the Fund's equity securities are in well known established companies with market capitalization equal to those within the universe of S&P 500 index stocks at the time of purchase and which are traded on established security markets or over the counter.

(The following will replace the first two paragraphs in the "Fund's main investment strategy" section on page 2)

The Fund will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

In selecting equity securities the Fund will invest primarily in companies with one or more of the following characteristics:

o A projected rate of earnings growth that's equal to or greater than the equity markets

o A return on assets and equity that is equal to or greater than the equity markets

o Above-average price/earnings ratios

o Below average dividend yield

o Above average market volatility

In determining whether to sell a stock, the adviser will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. Government Securities and other fixed income securities including mortgaged backed securities. The Fund invests in fixed income securities only if they are rated investment grade or the adviser considers them to be comparable to investment grade.

When making investment decisions with respect to the Fund's debt securities, the Fund's advisers consider many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's advisers will adjust the Fund's investment in certain types of securities based on their analysis of changing economic conditions and trends. The Fund's advisers may sell one security and buy another security of comparable quality and maturity in order to take advantage of what they believe to be short term differences in market rates or yields.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still an attractive investment opportunity.


EQUITY INCOME FUND
(The last two sentences of the first paragraph in "Fund's main investment strategy" section on page 11 have been deleted)

(The following will replace second, third, fourth and fifth paragraphs in "Fund's main investment strategy" section on pages 10 & 11)

The Fund seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above average dividend yield and consistent dividend record. The Fund also emphasizes securities of companies with below average market volatility and price/earnings ratios or market capitalization of more than $500 million. The fund combines growth and value style investing.

In determining whether to sell a stock, the adviser will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.


LARGE CAP EQUITY
(This will replace the second, third and fourth paragraphs in the "Fund's main investment strategy" section on page 17)

The Fund uses an active equity management style focused on earnings momentum and value within a diversified sock universe. The Fund seeks capital appreciation by targeting companies with attractive earnings momentum and current income by emphasizing companies with above average dividend yield.

In determining whether to sell a stock, the adviser will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

(The fifth paragraph in the "Fund's main investment strategy" section on page 18 will be deleted)

GROWTH AND INCOME
(This replaces paragraphs two, three, and four in the "Fund's main investment strategy" section on pages 25 and 26)

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The Fund's advisers apply an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of the S&P 500 Index stocks. The advisers will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earning trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flow ratios. The Fund will seek to earn income by investing in companies displaying level or rising dividends.


FOCUS FUND
(The following paragraphs will replace the second paragraph in the "Fund's main investment strategy" section on page 39)

The Fund's advisers use an active equity management style that is focused on capital growth from a portfolio of timely investment opportunities. The Fund seeks capital appreciation by emphasizing companies with an outstanding record of earnings growth relative to the equity markets, a projected rate of growth greater than or equal to the equity markets, above average price-earnings ratios and below average dividend yields.

The Fund will seek to invest in the 25 companies identified by the advisers as having the most favorable characteristics through a disciplined investment approach, which relies on research intensive fundamental analysis.

(The following paragraph will replace the fourth paragraph the "Find's main investment risk" section on page 41)

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.


CAPITAL GROWTH
(The following paragraphs will replace the third, fourth and fifth paragraphs in the "Fund's main investment strategy" section on pages 54 & 55)

The Fund's advisers use an active equity management style focused on investing in mid-sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with strong revenue gains, positive earnings trends, value added or niche products, dependable product or services and/or superior earnings per share compared to other mid-sized companies.

In determining whether to sell a stock, the adviser will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

(The following paragraph will be inserted after the sixth paragraph in the "Fund's main investment strategy" section on page 55)

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

(The following paragraph will replace the fourth paragraph in the "Fund's main investment risk" section on page 56)

The Fund may not achieve its objective if the securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

(The following paragraph will be inserted after the second paragraph in the "Fund's main investment risk" section on page 57)

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.


SMALL CAP EQUITY
(The following paragraphs will replace the first, second, third, and fourth paragraphs in the "Fund's main investment strategy" section on page 61)

Under normal market conditions, the Fund invests at least 80% of its total assets in securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalization equal to those within a universe of S&P Small Cap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's investment adviser uses an active equity management style focused on companies with above market average price/earnings ratios and price/book ratios, below average dividend yield and above average market volatility. The Fund will focus on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The advisers use a discipline stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Fund combines growth and value investing.

In determining whether to sell a stock, the adviser will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

(The following paragraph will be inserted after the sixth paragraph in the "Fund's main investment strategy" section on page 62)

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

(The following paragraph will replace the fifth paragraph in the "Fund's main investment risk" section on page 63)

The Fund may not achieve its objective if the securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

(The following paragraph will be inserted after the eighth paragraph in the "Fund's main investment risk" section on page 64)

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.


SMALL CAP OPPORTUNITIES
(The following paragraphs will replace the first and second paragraphs in the "Fund's main investment strategy" section on page 68)

Under normal market conditions, the Fund invests at least 80% of its total assets in securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalization equal to those within a universe of S&P Small Cap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's investment adviser uses an active equity management style focused on investing in small sized growth companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable revenue earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

(The following paragraph will be inserted after the fifth paragraph in the "Fund's main investment strategy" section on page 69)

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

(The following paragraph will replace the fifth paragraph in the "Fund's main investment risk" section on page 70)

The Fund may not achieve its objective if the companies which the advisers believe will experience earnings growth do not grow as expected.

(The following paragraph will be inserted after the eighth paragraph in the "Fund's main investment risk" section on page 71)

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

                           Chase Vista Equity Funds
                         Supplement Dated May 26, 2000
                           Institutional Share Class
                      Prospectus Dated February 28, 2000


LARGE CAP EQUITY
(This will replace the second, third and fourth paragraphs in the "Fund's main investment strategy" section on page 1)

The Fund uses an active equity management style focused on earnings momentum and value within a diversified stock universe. The Fund seeks capital appreciation by targeting companies with attractive earnings momentum and current income by emphasizing companies with above average dividend yield.

In determining whether to sell a stock, the adviser will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

(The fifth paragraph in the "Fund's main investment strategy" section on page 2 will be deleted)


GROWTH AND INCOME
(The following replaces paragraphs two, three, and four in the "Fund's main investment strategy" section on pages 7 and 8)

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The Fund's advisers apply an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalization equal to those within the universe of the S&P 500 Index stocks. The advisers will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earning trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flow ratios. The Fund will seek to earn income by investing in companies displaying level or rising dividends.


FOCUS FUND
(The following paragraphs will replace the second paragraph in the "Fund's main investment strategy" section on page 13)

The Fund's advisers use an active equity management style that is focused on capital growth from a portfolio of timely investment opportunities. The Fund seeks capital appreciation by emphasizing companies with an outstanding record of earnings growth relative to the equity markets, a projected rate of growth greater than or equal to the equity markets, above average price-earnings ratios and below average dividend yields.

The Fund will seek to invest in the 25 companies identified by the advisers as having the most favorable characteristics through a disciplined investment approach, which relies on research intensive fundamental analysis.

(The following paragraph will replace the fourth paragraph the "Find's main investment risk" section on page 15)

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.


CAPITAL GROWTH
(The following paragraphs will replace the third, fourth and fifth paragraphs in the "Fund's main investment strategy" section on pages 19 & 20)

The Fund's advisers use an active equity management style focused on investing in mid-sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with strong revenue gains, positive earnings trends, value added or niche products, dependable product or services and/or superior earnings per share compared to other mid-sized companies.

In determining whether to sell a stock, the adviser will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

(The following paragraph will be inserted after the sixth paragraph in the "Fund's main investment strategy" section on page 20)

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

(The following paragraph will replace the fifth paragraph in the "Fund's main investment risk" section on page 21)

The Fund may not achieve its objective if the securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies, which the advisers believe will experience earnings growth, do not grow as expected.

(The following paragraph will be inserted after the second paragraph in the "Fund's main investment risk" section on page 22)

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.


SMALL CAP EQUITY
(The following paragraphs will replace the first, second, third, and fourth paragraphs in the "Fund's main investment strategy" section on page 25)

Under normal market conditions, the Fund invests at least 80% of its total assets in securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalization equal to those within a universe of S&P Small Cap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's investment adviser uses an active equity management style focused on companies with above market average price/earnings ratios and price/book ratios, below average dividend yield and above average market volatility. The Fund will focus on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The advisers use a discipline stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Fund combines growth and value investing.

In determining whether to sell a stock, the adviser will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

(The following paragraph will be inserted after the sixth paragraph in the "Fund's main investment strategy" section on page 26)

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

(The following paragraph will replace the fifth paragraph in the "Fund's main investment risk" section on page 27)

The Fund may not achieve its objective if the securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies, which the advisers believe will experience earnings growth, do not grow as expected.

(The following paragraph will be inserted after the eighth paragraph in the "Fund's main investment risk" section on page 28)

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.


SMALL CAP OPPORTUNITIES
(The following paragraphs will replace the first and second paragraphs in the "Fund's main investment strategy" section on page 31)

Under normal market conditions, the Fund invests at least 80% of its total assets in securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalization equal to those within a universe of S&P Small Cap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's investment adviser uses an active equity management style focused on investing in small sized growth companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable revenue earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

(The following paragraph will be inserted after the fifth paragraph in the "Fund's main investment strategy" section on page 32)

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

(The following paragraph will replace the fifth paragraph in the "Fund's main investment risk" section on page 33)

The Fund may not achieve its objective if the companies which the advisers believe will experience earnings growth do not grow as expected.

(The following paragraph will be inserted after the eighth paragraph in the "Fund's main investment risk" section on page 34)

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.